Equity and Share Based Payments - Stock Units And Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Restricted stock units (RSU's)
stock units
Fair value of stock granted		$ 807,000
Number of Shares
Outstanding at beginning of year (in shares)	397,829	267,221
Granted (in shares)		245,332
Issued (in shares)	(122,486)	(94,493)
Forfeited / cancelled (in shares)		(20,231)
Outstanding at end of period (in shares)	275,343	397,829
Weighted-Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 4.11	$ 5.04
Granted (in dollars per share)		3.29
Issued (in dollars per share)	4.31	4.78
Forfeited / cancelled (in dollars per share)		3.29
Outstanding at end of period (in dollars per share)	$ 4.02	$ 4.11
Additional information
Unrecognized compensation cost	$ 806	$ 1,000
Weighted-average period over which compensation cost is expected to be recognized	1 year 6 months	1 year 8 months 12 days
Deferred stock units
Number of Shares
Outstanding at beginning of year (in shares)	54,500	54,500
Granted (in shares)		0
Outstanding at end of period (in shares)	54,500	54,500
Weighted-Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 6.61	$ 6.61
Outstanding at end of period (in dollars per share)	$ 6.61	$ 6.61
Additional information
Unrecognized compensation cost	$ 0	$ 6
Weighted-average period over which compensation cost is expected to be recognized		2 months 12 days
Deferred stock units | Minimum
stock units
Vesting period		1 year
Deferred stock units | Maximum
stock units
Vesting period		3 years